Stock-based compensation - Narrative (Details) $ in Millions			12 Months Ended
	Apr. 07, 2022 shares program	Mar. 16, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense associated with these stock options | $			$ 1.2	$ 1.0
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, expiration period		5 years
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based payment arrangements | program	2
Maximum shares may be issued (in shares)		1,085,900
Vesting period	4 years	4 years
2021 Incentive Award Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
2021 Incentive Award Plan | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares may be issued (in shares)			20,458
Vesting period	4 years
Number of shares granted			628,324	344,271
Expense associated with these stock options | $			$ 9.1	$ 2.0
The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (in shares)	594,403		1,680,303
The Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
The Plan | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	607,866